Income Taxes - Summary of Components of Net Deferred Tax Liabilities and Related Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Amortization of intangibles	$ 27,075	$ 21,862
Deferred revenue	25,448	34,754
Tax credit carryforwards	13,720	10,160
Net operating loss carryforwards	43,542	21,172
Stock based compensation	1,786	1,743
Accrued expenses and other	14,037	1,877
Total deferred tax assets	125,608	91,568
Less valuation allowance	(74,970)	(43,405)
Total deferred tax assets	50,638	48,163
Deferred tax liabilities:
Amortization of intangibles	(12,739)	(15,225)
Depreciation	(543)	(757)
Investment in common stock	(46,772)	(47,716)
Total deferred tax liabilities	(60,054)	(63,698)
Net deferred tax assets / liabilities	$ (9,416)	$ (15,535)